Operating segments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Disclosure of geographical areas
Geographical information
Disaggregated revenue data by geographical region in terms of where the services were provided within the operating segment is as follows:

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Revenue per geographical area
Australia	184,087	81,884
North-America	4,671	20

Non-current assets, excluding deferred tax assets, are located in the following geographical locations:

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Non-current assets per geographical area
Australia	658	867
North-America	699,989	241,969